Financial Assets Held-for-Trading	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets held for trading [text block] [Abstract]
Financial Assets Held-for-Trading
7.	Financial Assets Held-for-Trading:

The details of financial instruments classified as held-for-trading at each period are as follows:

	2019	2020
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank:
Central Bank bonds	16,490	3,186
Central Bank promissory notes	1,008,035	4,006,490
Other instruments issued by the Chilean Government and Central Bank	99,164	149,616

Other instruments issued in Chile
Bonds from other domestic companies	1,556	5,396
Bonds from domestic banks	55,094	5,494
Deposits in domestic banks	315,415	93,905
Other instruments issued in Chile	3,272	1,003

Instruments issued by foreign institutions
Other instruments issued abroad	—	164

Mutual fund investments
Funds managed by related companies	373,329	400,902
Funds managed by third-party	—	—
Total	1,872,355	4,666,156

Under “Instruments issued by the Chilean Government and Central Bank of Chile” are classified some instruments as sold under resale agreements to customers and financial institutions, by an amount of Ch$217,614 million as of December 31, 2020 (Ch$15,243 million as of December 31, 2019). Repurchase agreements had a 4 days average expiration at the end of year 2020 (3 days average expiration in 2019). Additionally, under this line are maintained instruments to comply with the requirements for the constitution of the technical reserve for an amount equivalent to Ch$2,986,000 million (Ch$699,400 million in December 2019).

Moreover, under this same item, other financial instruments are maintained as collateral guaranteeing the derivative transactions executed through Comder Contraparte Central S.A. for an amount of Ch$57,639 million as of December 31, 2019. As of December 31, 2020 there is no amount for this concept.

“Other instruments issued in Chile” include instruments sold under repurchase agreements with customers and financial instruments amounting to Ch$52,809 million as of December 31, 2020 (Ch$251,158 million as of December 31, 2019). Agreements to repurchase have an average expiration of 9 days at the end of year 2020 (7 days in December 2019).

Additionally, the Bank holds financial investments in mortgage financial bonds issued by itself in the amount of Ch$5,156 million as of December 31, 2020 (Ch$8,029 million as of December 31, 2019), which are presented as a reduction of the liability line item “Debt issued”.